Financial Instruments and Related Risk Management - Summary of Significant Foreign Currency Derivatives (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / $ $ / $ $ / $ $ / $ MMBTU	Dec. 31, 2019 USD ($) $ / $ $ / $ $ / $ $ / $ MMBTU
NYMEX swaps [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional Amount in MMBtu | MMBTU	14	16
Fair value of Assets (Liabilities) | $	$ (18)	$ (30)
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $		$ 337
Average Contract Rate	1.2796
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 514
Average Contract Rate		1.3096
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 254	$ 0
Average Contract Rate	1.319	0
Forwards CAD/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $		$ 120
Average Contract Rate	1.2804
Forwards CAD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 126
Average Contract Rate		1.3138
Forwards USD/AUD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $		$ 78
Average Contract Rate	1.3661
Forwards USD/AUD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 28
Average Contract Rate		1.4593
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 92	$ 47
Average Contract Rate	1.364	1.4563
Options USD/CAD - buy USD puts [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	1.3147
Options USD/CAD - buy USD puts [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 70	$ 0
Average Contract Rate		0
Options CAD/USD - sell USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	1.3665
Options CAD/USD - sell USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 55	$ 0
Average Contract Rate		0
Options AUD/USD - buy USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	1.3216
Options AUD/USD - buy USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 61	$ 0
Average Contract Rate		0